CONTRACT LIABILITY (Tables)	12 Months Ended
Jun. 30, 2021
CONTRACT LIABILITY (Tables)
Schedule of contract liability
	June 30, 2021	June 30, 2020
Opening balance	$-	$-
Additions	244,133	-
Revenue recognized from contract liability	(17,230)	-
Ending balance	$226,903	$-
Current portion	$48,832	$-
Long-term portion	178,071	-